UNITED STATES
	SECURITES AND EXCHANGE COMMISSION
	     Washington, D.C.  20549

		FORM 13

	     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here is Amendment [ ]; Amendment Number.
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pittenger & Anderson, Inc.
Address:	5533 S. 27th, Suite 201
		Lincoln, NE  68512

13F File Number: 28-6252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct adn complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	James S. Pittenger, Jr.
Title:	President
Phone:	402-328-8800
Signature, Place, and Date of Signing:

   James S. Pittenger, Jr.   Lincoln, Nebraska   November 11, 1999

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
		none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIED SIGNAL INC              COM              019512102      460     7675 SH       SOLE                     7675
ALLSTATE CORP                  COM              020002101      938    37600 SH       SOLE                    37600
ALLTEL CORP                    COM              020039103      809    11496 SH       SOLE                    11496
ANHEUSER-BUSCH CO INC          COM              035229103     1511    21560 SH       SOLE                    21560
ARCHER DANIELS MIDLAND         COM              039483102      123    10162 SH       SOLE                    10162
AT&T CORP                      COM              001957109     7268   167090 SH       SOLE                   167090
BANK ONE CORP                  COM              059438101      604    17354 SH       SOLE                    17354
BERKSHIRE HATHAWAY INC         COM              084670108     6710      122 SH       SOLE                      122
BERKSHIRE HATHAWAY INC CL B    COM              084670207      251      135 SH       SOLE                      135
BP AMOCO PLC                   COM                             703     6345 SH       SOLE                     6345
BRISTOL MYERS SQUIBB           COM              110122108     1374    20360 SH       SOLE                    20360
CATERPILLAR                    COM              149123101     8820   160907 SH       SOLE                   160907
CHARLES SCHWAB & CO            COM              808513105     4137   123722 SH       SOLE                   123722
CHASE MANHATTAN                COM                             575     7633 SH       SOLE                     7633
CHEVRON CORP                   COM              166751107     2623    29558 SH       SOLE                    29558
CISCO SYSTEMS INC              COM              17275R102     3381    49315 SH       SOLE                    49315
CITIGROUP INC                  COM                            5875   133517 SH       SOLE                   133517
CONAGRA INC                    COM              205887102     8593   380852 SH       SOLE                   380852
DAYTON HUDSON CORP             COM              239753106     2634    43847 SH       SOLE                    43847
DELL COMPUTER CORP             COM              247025109     3577    85550 SH       SOLE                    85550
DELPHI AUTOMOTIVE SYSTEMS      COM              247126105      195    12134 SH       SOLE                    12134
DIGITAL INFO & VIRTUAL ACCESS  COM              253853204       23    73000 SH       SOLE                    73000
DU PONT (E.I.) DE NEMOURS      COM              263534109     4850    80171 SH       SOLE                    80171
E M C  CORP                    COM              268648102     3306    46315 SH       SOLE                    46315
EASTMAN KODAK CO               COM              277461109     1924    25437 SH       SOLE                    25437
ENRON CORP                     COM              293561106     4966   120936 SH       SOLE                   120936
EXXON CORP                     COM              302290101     8191   107773 SH       SOLE                   107773
FANNIE MAE                     COM              313586109     1748    27890 SH       SOLE                    27890
FIRST COMMERCE BANCSHARES CL B COM              319777207      286    13770 SH       SOLE                    13770
FISERV INC                     COM              337738108   177032  5447141 SH       SOLE                  5447141
FORD MOTOR CO                  COM              345370100     8603   171204 SH       SOLE                   171204
FREDDIE MAC                    COM              313400301     1603    30830 SH       SOLE                    30830
GANNETT INC                    COM              364730101      296     4285 SH       SOLE                     4285
GATEWAY INC                    COM              367833100     5298   120420 SH       SOLE                   120420
GENERAL ELECTRIC CO            COM              369604103    11096    93590 SH       SOLE                    93590
GENERAL MOTORS CORP            COM              370442105     7953   126367 SH       SOLE                   126367
GILLETTE CO                    COM              375766102     4053   119422 SH       SOLE                   119422
GOODYEAR TIRE & RUBBER CO      COM              382550101     3002    62378 SH       SOLE                    62378
HEINZ (H.J.) CO                COM              423074103     1676    38975 SH       SOLE                    38975
HEWLETT-PACKARD CO             COM              428236103     2706    29821 SH       SOLE                    29821
HOME DEPOT INC                 COM              437076102     2975    43355 SH       SOLE                    43355
INTEL CORP                     COM              458140100    10127   136271 SH       SOLE                   136271
INTERNATIONAL BUSINESS MACHINE COM              459200101    10740    88757 SH       SOLE                    88757
J.P. MORGAN & CO               COM              616880100     6220    54446 SH       SOLE                    54446
JOHNSON & JOHNSON              COM              478160104     2800    30480 SH       SOLE                    30480
LEVEL 3 COMMUNICATIONS         COM              52729N100     8045   154071 SH       SOLE                   154071
LOWES COMPANIES INC            COM                            2876    58990 SH       SOLE                    58990
LUCENT TECHNOLOGIES            COM              549463107     9029   139173 SH       SOLE                   139173
MCI WORLDCOM INC               COM              98155K102      217     3013 SH       SOLE                     3013
MERCK & CO INC                 COM              589331107     6202    95696 SH       SOLE                    95696
MERRILL LYNCH & CO             COM              590188108     5498    81599 SH       SOLE                    81599
MICROSOFT CORP                 COM              594918104     2409    26595 SH       SOLE                    26595
MINNESOTA MINING & MANUFACTURI COM              604059105     5274    54906 SH       SOLE                    54906
MOBIL CORP                     COM              607059102     1770    17564 SH       SOLE                    17564
MORGAN STANLEY DEAN WITTER     COM              617446448    13265   148728 SH       SOLE                   148728
PFIZER INC                     COM              717081103     4180   116508 SH       SOLE                   116508
PHILIP MORRIS COS INC          COM              718154107      203     5946 SH       SOLE                     5946
PROCTER & GAMBLE CO            COM              742718109     1403    14965 SH       SOLE                    14965
QWEST COMMUNICATIONS           COM                             291     9860 SH       SOLE                     9860
ROYAL DUTCH PETROLEUM NY SHARE COM              780257804      247     4185 SH       SOLE                     4185
SCICLONE PHARMACEUTICALS       COM                             169   100000 SH       SOLE                   100000
SPRINT CORP                    COM              852061100     3737    68877 SH       SOLE                    68877
THE WALT DISNEY CO             COM              254687106      590    22694 SH       SOLE                    22694
U.S. BANCORP                   COM              902973106      307    10175 SH       SOLE                    10175
U.S. EXPLORATION INC           COM              91182F303     1364  1283818 SH       SOLE                  1283818
UNILEVER NV NY SHARES          COM              904784501      265     3896 SH       SOLE                     3896
UNION CARBIDE CORP             COM              905581104     1506    26510 SH       SOLE                    26510
UNITED TECHNOLOGIES            COM              913017109     1682    28358 SH       SOLE                    28358
WAL-MART STORES INC            COM              931142103     7887   165822 SH       SOLE                   165822
WALGREEN CO                    COM              931422109     7397   291509 SH       SOLE                   291509
WARNER LAMBERT CO              COM              934488107     1198    18055 SH       SOLE                    18055
WELLS FARGO CO                 COM              949746101     3431    86578 SH       SOLE                    86578
XEROX CORP                     COM              984121103      230     5480 SH       SOLE                     5480
AMERICAN CENTURY - 20TH INVS U MF                              560 15661.877SH       SOLE                15661.877
FIDELITY ADVISOR INST EQUITY G MF                             2219 34787.835SH       SOLE                34787.835
FIDELITY VALUE FUND            MF                              311 6156.080 SH       SOLE                 6156.080
JANUS INVT FD SH BEN INT       MF                              210 5300.443 SH       SOLE                 5300.443
SCHWAB 1000 FUND - SELECT      MF                              896 25705.674SH       SOLE                25705.674
SCHWAB INTL INDEX FUND - SELEC MF                              567 33247.735SH       SOLE                33247.735
SCHWAB SMALL CAP INDEX FUND -  MF                              811 47389.586SH       SOLE                47389.586
SELECTED AMERICAN SHARES INC   MF                              755 22980.131SH       SOLE                22980.131

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	81

Form 13F Information Table Value Total:	$439,636

List of Other Included Managers:
	none